Provisions	12 Months Ended
Dec. 31, 2023
Provisions [abstract]
Disclosure of Provisions
20. Provisions
The Group, as a result of the ordinary course of its business, may be a party to legal lawsuits of a labor, commercial, tax and regulatory nature. A provision is recognized whenever the loss is classified as probable.

•	Financial guarantees and loan commitments: reflects the ECL arising from financial guarantees issued, unused balances of checking account overdrafts, credit cards and other loan commitments.

•	Other provisions: reflects the estimated amounts to pay class actions, labour, tax and commercial claims as well as other miscellaneous complaints.

	December 31, 2023	December 31, 2022
Financial guarantees and loan commitments	5,972,370	8,389,890
Other provisions	14,751,393	18,607,266
Provisions commercial claims	9,050,746	10,887,030
Provisions tax claims	1,930,268	1,852,273
Provisions labor-related	912,890	1,914,601
Others	2,857,489	3,953,362

TOTAL	20,723,763	26,997,156

Changes in fiscal year 2023 and 2022 are included below:

Accounts	Balances as of December 31, 2022	Increases	Provision reversals	Provisions used	Inflation adjustment	Balances as of December 31, 2023
Financial guarantees and loan commitments	8,389,890	4,849,781	—	—	(7,267,301)	5,972,370
Other provisions	18,607,266	16,490,255	(104,110)	(4,908,103)	(15,333,915)	14,751,393
Provisions commercial claims	10,887,030	10,922,759	—	(3,631,466)	(9,127,577)	9,050,746
Provisions labor-related	1,914,601	1,625,231	—	(1,086,102)	(1,540,840)	912,890
Provisions tax claims	1,852,273	1,287,530	—	(35,933)	(1,173,602)	1,930,268
Others	3,953,362	2,654,735	(104,110)	(154,602)	(3,491,896)	2,857,489

TOTAL PROVISIONS	26,997,156	21,340,036	(104,110)	(4,908,103)	(22,601,216)	20,723,763

Accounts	Balances as of December 31, 2021	Increases	Provision reversals	Provisions used	Inflation adjustment	Balances as of December 31, 2022
Financial guarantees and loan commitments	5,178,233	6,367,666	—	—	(3,156,009)	8,389,890
Provisions for reorganization	8,149,225	7,391,880	(709,547)	(11,531,927)	(3,299,631)	—
Other provisions	20,721,559	12,807,843	(5,444)	(2,641,073)	(12,275,619)	18,607,266
Provisions commercial claims	14,746,706	6,047,174	—	(1,272,083)	(8,634,767)	10,887,030
Provisions labor-related	1,721,074	2,074,034	—	(931,876)	(948,631)	1,914,601
Provisions tax claims	1,955,093	1,274,322	—	(411,392)	(965,750)	1,852,273
Others	2,298,686	3,412,313	(5,444)	(25,722)	(1,726,471)	3,953,362

TOTAL PROVISIONS	34,049,017	26,567,389	(714,991)	(14,173,000)	(18,731,259)	26,997,156

The expected terms to settle these obligations are as follows:

December 31, 2023
Provisions	Within 12 months	After 12 months
Financial guarantees and loan commitments	5,972,370	—
Other provisions	10,525,110	4,226,283
Provisions commercial claims	8,220,748	829,998
Provisions labor-related	183,691	729,199
Provisions tax claims	834,422	1,095,846
Others	1,286,249	1,571,240

December 31, 2022
Provisions	Within 12 months	After 12 months
Financial guarantees and loan commitments	8,389,890	—
Other provisions	6,142,604	12,464,662
Provisions comercial claims	2,537,537	8,349,493
Provisions labor-related	363,065	1,551,536
Provisions tax claims	1,852,273	—
Others	1,389,729	2,563,633
The Group’s management and legal advisors consider no further significant accounting effects could arise from the final outcome of the abovementioned proceedings other than those disclosed in these consolidated Financial Statements.

Possible contingencies
Contingent liabilities have not been recognized in these financial statements and correspond to 137 claims received (in court or administrative proceedings), that have arisen in the Bank’s ordinary course of business. The estimated amount of said claims amounts to 168,338 of which an outflow of funds is estimated for approximately 142,601 in the next 12 months. These claims are primarily related to leasing claims, petitions to secure evidence, and labor claims. The Group’s management and legal advisors consider that the probability of these cases resulting in an outflow of resources is possible, but not probable, and that the potential cash disbursements should not be material.